INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Summary of major components of income tax benefit

	2022	2021	2020
Current income tax expense	(206)	(71)	(18)
Adjustments in respect of current income tax of previous years	—	—	(1)
Deferred tax (expense) / benefit	(81)	11	31
Income tax (expense) / benefit	(287)	(60)	12

Summary of reconciliation of theoretical income tax based on the Russian statutory income tax rate

	2022	2021	2020
Profit/ (loss) before income tax	767	(2,797)	(639)
Income tax (expense) / benefit calculated at Russia's statutory income tax rate	(153)	559	128
Effect of a lower tax rate in a subsidiary	7	(4)	—
Adjustments in respect of current income tax of previous years	—	—	(1)
Share-based payments	(131)	(510)	(112)
Other non-deductible expenses	(10)	(105)	(3)
Income tax (expense) / benefit for the year	(287)	(60)	12

Summary of deferred tax assets and liabilities

	Consolidated statement of
	financial position		Consolidated statement of
	as of December 31,		profit or loss
	2022	2021	2022	2021
Deferred tax assets arising from:
Tax losses carried forward	—	113	(113)	(36)
Revenue recognition	85	71	14	12
Lease liabilities	14	17	(3)	(6)
Employee benefits	40	24	16	—
Intangible assets	12	23	(11)	8
Trade receivables	3	2	1	1
Trade payables	2	—	2	—
Total deferred tax assets before set-off	156	250	(94)	(21)
Set-off of tax	(19)	(24)	—	—
Net deferred tax assets	137	226	—	—
Deferred tax liabilities arising from:
Intangible assets	(127)	(138)	11	24
Right-of-use assets	(15)	(18)	3	7
Property and equipment	(2)	(2)	—	—
Other items	(2)	(1)	(1)	1
Total deferred tax liabilities before set-off	(146)	(159)	13	32
Set-off of tax	19	24	—	—
Net deferred tax liabilities	(127)	(135)	—	—
Net deferred tax asset	10	91	—	—
Deferred tax (expense) / benefit	—	—	(81)	11